Financial investments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 3,157	$ 2,088
Derivative assets	15,350	8,230
Other receivable accounts at amortized cost	34,440	34,924
Total non-current financial investments	52,947	45,242
Fair value through profit or loss	0	1,715
Contracted concessional financial assets	145,807	131,066
Other receivable accounts at amortized cost	91,273	77,357
Total current financial investments	$ 237,080	$ 210,138